Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation
a.	Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).
Use of estimates in preparation of financial statements
b.	Use of estimates in preparation of financial statements

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the balance sheet date, amounts of contingent assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates under different assumptions or circumstances.

On an ongoing basis, management evaluates its estimates, including those related to write-down for excess and obsolete inventories, the valuation of stock-based compensation awards, estimated useful lives of fixed assets and forfeiture shares liability. Such estimates often require the selection of appropriate valuation methodologies and models, and significant judgment in evaluating ranges of assumptions and financial inputs. These estimates are based on historical data and experience, as well as various other factors that management believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources.

Principles of consolidation
c.	Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company transactions, balances, income, and expenses are eliminated in the consolidated financial statements.

Functional Currency
d.	Functional Currency

The currency of the primary economic environment in which Valens and each of its subsidiaries conducts its operations is the U.S. dollar (“dollar”). Accordingly, the Company uses the dollar as its functional and reporting currency. Foreign currency assets and liabilities are remeasured into U.S. dollars at the end-of-period exchange rates except for non-monetary assets and liabilities, which are remeasured at historical exchange rates. Expenses in foreign currency (mainly payroll to Israeli employees and overhead expenses), are remeasured at the exchange rate in effect during the period the transaction occurred, except for those expenses related to balance sheet amounts, which are remeasured at historical exchange rates. Gains or losses from foreign currency transactions are included in the consolidated statements of income (loss) as part of “financial income (expenses), net”.

Cash and cash equivalents
e.	Cash and cash equivalents

Cash and cash equivalents consist of cash and demand deposits in banks and other short-term, highly liquid investments with original maturities of less than three months at the time of purchase.

Short term deposits
f.	Short term deposits

Short-term deposits are bank deposits with maturities over three months and of up to one year. As of December 31, 2022, and 2021, the short-term deposits were denominated in U.S. dollars and NIS (Israeli currency) and bore average interest of 4.2% and 0.6%, respectively. Short-term deposits are presented on the balance sheet at their cost, including accrued interest.

Fair Value of Financial Instruments
g.	Fair Value of Financial Instruments

The FASB ASC Topic 820, Fair Value Measurements and Disclosures (“Topic 820”), establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The three levels of the fair value hierarchy under Topic 820 are described below:

Level 1 - Quoted prices in active markets for identical assets or liabilities;

Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities;

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair values of the assets or liabilities.

The Company’s financial instruments consist of cash, cash equivalents, short-term bank deposits, trade accounts receivable and trade accounts payable as well as Forfeiture Shares liability. Other than the Forfeiture Shares liability (see below), the recorded amounts approximate their respective fair value because of the liquidity and short period of time to maturity, receipt or payment of these instruments.

The Company’s financial instruments which are considered as a Level 3 measurement are Forfeiture Shares liability (refer also to note 8).

Trade Accounts Receivable and Allowances for Doubtful Accounts
h.	Trade Accounts Receivable and Allowances for Doubtful Accounts

Trade accounts receivable are recorded at the invoiced amount and do not include finance charges. The Company performs ongoing credit evaluation of its customers and generally requires no collateral. The Company assesses the need for allowances for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments by considering factors such as historical collection experience, credit quality, aging of the accounts receivable balances and current economic conditions that may affect a customer’s ability to pay. There were no write-offs of accounts receivable for the fiscal years ended December 31, 2022, 2021 and 2020, respectively. There is no allowance for doubtful accounts recorded as of December 31, 2022, and 2021, respectively.

Inventories
i.	Inventories

Inventories are comprised of finished goods as well as work in process that is planned to be sold to the Company’s customers and is presented at the lower of cost or net realizable value, based on the “first-in, first-out” basis. Most inventories are stored at the last production sites and are distributed from these locations. Inventories are reduced for write-downs based on periodic reviews for evidence of slow-moving or obsolete parts. Once written down, inventories write-downs are not reversed until the inventories are sold or scrapped.

Property and equipment
j.	Property and equipment

Property and equipment are stated at cost less accumulated depreciation that is calculated using the straight-line method over the estimated useful lives of the related assets, as follows:

%
Computers and software	33
Electronic and laboratory equipment	15-33
Furniture and office equipment	7
Production equipment	33-50

Leasehold improvements are depreciated by the straight-line method over the shorter of the term of the lease or the estimated useful life of such improvements.

Impairment of long-lived assets
k.	Impairment of long-lived assets

The Company tests long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Recoverability of long-lived assets is measured by comparing the carrying amount of the long-lived asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the sum of the expected undiscounted cash flow is less than the carrying amount of the asset, the Company recognizes an impairment loss, which is the excess of the carrying amount over the fair value of the asset, using the expected future discounted cash flows.

For the years ended December 31, 2022, 2021 and 2020, the Company did not recognize an impairment loss on its long-lived assets.

Severance Pay
l.	Severance Pay

Valens: The Israeli Severance Pay Law, 1963 (“Severance Pay Law”), specifies that employees are entitled to severance payment, following the termination of their employment. Under the Severance Pay Law, the severance payment is calculated as one-month’s salary for each year of employment, or a portion thereof.

The employees of Valens Ltd. elected to be included under section 14 of the Israeli Severance Compensation Act, 1963 (“section 14”). According to this section, these employees are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made in their name with insurance companies and/or pension funds. Payments in accordance with section 14 release Valens Ltd. from any future severance payments (under the above Israeli Severance Pay Law) in respect of those employees. As a result, the Company does not recognize any liability for severance pay due to these employees. The aforementioned deposits are not recorded as an asset in the Company’s balance sheet as they are not under the Company’s control.

Chinese subsidiary: The Chinese subsidiary liability for severance pay for its local employees is calculated in accordance with the Chinese law. The severance payment is calculated as the product of A x B, where A is the lower of a) most recent monthly salary paid to employees or b) cap of RMB 24,633 (approximately $3,600), and B is the length of employment in the Company (years). The Company does not make deposits in third party funds, hence, records the potential liability within Other long-term liabilities in the balance sheet.

Revenue recognition
m.	Revenue recognition

The Company applies ASC 606, “Revenue from Contracts with Customers” (“ASC 606”). Under ASC 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the entity performs the following five steps:

(i)	Identify the contract(s) with a customer;

(ii)	Identify the performance obligations in the contract;

(iii)	Determine the transaction price;

(iv)	Allocate the transaction price to the performance obligations in the contract;

(v)	Recognize revenue when (or as) the performance obligation is satisfied.

The Company uses the following practical expedients that are permitted under ASC 606:

●	The Company recognizes the incremental costs of obtaining contracts as an expense when incurred if the amortization period of the assets that the Company otherwise would have recognized is one year or less. These costs are included in sales and marketing expenses.

●	When a contract with a customer includes a material right to acquire future goods or services that are similar to the original goods or services in the contract and are provided in accordance with the terms of the original contract, the Company allocates the transaction price to the optional goods or services by reference to the goods or services expected to be provided and the corresponding expected consideration.

●	The Company applies the practical expedient of allowing it to disregard the effects of a financing component if the period between when the Company transfers the promised services to the customer and when the customer pays for the services will be one year or less.

The Company generates revenues mainly from selling semiconductor products (chips). Revenues are recognized when the customer (which includes distributors) obtains control over the Company’s product, typically upon shipment to the customer. Taxes collected from customers relating to product sales and remitted to governmental authorities are excluded from revenues.

The Company does not grant a right of return, refund, cancelation or termination. From time to time, the Company provides certain distributors with the right to free or discounted goods products in future periods that provides a material right to the customer. In such cases, such right is accounted for as a separate performance obligation. As of December 31, 2022, and 2021, the deferred revenues for such material rights were $0 thousand and $54 thousand, respectively. The amounts of revenues recognized in the period that were included in the opening deferred revenues balance were $54 and $76 thousand for the years ended December 31, 2022, and December 31, 2021, respectively.

The Company generally provides to its customers a limited warranty assurance that the sold products are in compliance with the applicable specifications at the time of delivery. Under the Company’s standard terms and conditions of sale, liability for certain failures of product during a stated warranty period is usually limited to repair or replacement of defective items. To the extent the Company sells extended warranty, the recognition
Cost of Revenues
n.	Cost of Revenues

Cost of revenues includes cost of materials, such as the cost of wafers, costs associated with packaging, assembly and testing costs, as well as royalties, shipping cost, depreciation cost of production equipment, cost of personnel (including stock-based compensation), costs of logistics and quality assurance and other expenses associated with manufacturing support.

Research and development costs
o.	Research and development costs

Research and development costs are expensed as incurred. Research and development expenses consists of costs incurred in performing research and development activities including cost of personnel (including stock-based compensation), pre-production engineering mask costs, engineering services, development tools cost, third parties’ intellectual property license fees, depreciation of development equipment, prototype wafers, packaging and test development costs as well as overhead costs. Development of a product is deemed complete when it is qualified through reviews and tests for performance and reliability. Subsequent to product qualification, product costs are included in cost of goods sold.

Sales Commissions
p.	Sales Commissions

Internal sales commissions are recorded within sales and marketing expenses. Sales commissions for the years ended December 31, 2022, 2021 and 2020 amounted $615 thousand, $790 thousand and $412 thousand, respectively.

Leases
q.	Leases

Lease accounting policy from January 1, 2022, following the adoption of ASC 842:

On January 1, 2022, the Company adopted ASU No. 2016-02, Leases (“Topic 842”). The Company determines if an arrangement is a lease at inception. Balances related to operating leases are included in operating lease right-of-use (“ROU”) assets, Current maturities of operating leases liabilities and Non-current operating leases liabilities in the consolidated balance sheets.

The Company also elected not separating lease components from non-lease components and to keep leases with an initial term of 12 months or less off the balance sheet and recognize the associated lease payments in the consolidated statements of operations on a straight-line basis over the lease term.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. The Company measures the lease liability at the present value of the remaining lease payments using the discount rate determined at lease commencement date. The Company measures the ROU asset at the present value of the remaining lease payments, adjusted for the remaining balance of any lease incentives received, any cumulative prepaid or accrued rent if the lease payments are uneven throughout the lease term and any unamortized initial direct costs. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. The discount rate for the lease is the rate implicit in the lease unless that rate cannot be readily determined. As the Company’s leases do not provide an implicit rate, the Company’s uses its estimated incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. Lease expense for lease payments is recognized on a straight-line basis over the lease term (see also note 6).

Lease accounting policy until December 31, 2021, prior to the adoption of ASC 842:

The Company leases cars and offices for use in its operations, which are classified as operating leases. Rentals for operating leases are charged to expense using the straight-line method.

Equity investee
r.	Equity investee

Investment in which the Company exercises significant influence, and which is not considered a subsidiary is accounted for using the equity method, whereby the Company recognizes its proportionate share of the investee’s net income or loss after the date of investment, see Note 1c. The equity investee is included within Other assets and totaled to $17 thousand and $17 thousand as of December 31, 2022 and 2021, respectively.

Segment reporting
s.	Segment reporting

The chief operating decision maker is the Company’s Chief Executive Officer (the “CODM”), who makes resource allocation decisions and assesses performance based on financial information prepared on a consolidated basis, accompanied by disaggregated information about revenues, gross profit and operating loss by the two identified reportable segments. The Company’s business includes two operating segments based on the two markets the Company serves:

1)	Audio-Video: The Company solutions for the Audio-Video market deliver superior, plug-and-play convergence and distribution of different interfaces, through a single long-distance category cable. The products sold into enterprise, Industrial, digital signage, medical, residential, education and VR markets.

2)	Automotive: Valens Automotive delivers safe & resilient high-speed in-vehicle connectivity for advanced car architectures, realizing the vision of connected and autonomous cars.

Net income (loss) per Ordinary Share
t.	Net income (loss) per Ordinary Share

Net income (loss) per Ordinary Share is computed by adjusting net income (loss) by the amount of dividends on redeemable convertible preferred shares, if applicable.

Basic net income (loss) per Ordinary Share is computed by dividing net income (loss) by the weighted-average number of Ordinary Shares outstanding during the year. Diluted net income (loss) per Ordinary Share is computed by dividing net income (loss) by the weighted-average number of Ordinary Shares outstanding during the year, while giving effect to all potentially dilutive Ordinary Shares to the extent they are dilutive. Net income (loss) per Ordinary Share is calculated and reported under the “two-class” method. For periods where there is a net loss, no loss is allocated to participating securities (redeemable convertible Preferred Shares) because they have no contractual obligation to share in the losses. Moreover, the Forfeiture Shares are subject to forfeiture if certain conditions are not achieved, for which we examine their occurrence at the end of each reporting period. The Forfeiture Shares are not included in the denominator of diluted earnings per share (EPS) unless the contingency has been met, or would have been met, as of the reporting date. Net income (loss) per Ordinary Share calculations for periods presented prior to the Closing Date have been retrospectively adjusted to reflect the Reverse Stock Split, as discussed in Note 1(c).

The Ordinary Shares issued as a result of the Redeemable Convertible Preferred Shares conversion on the Closing Date were included in the basic net loss per share calculation on a prospective basis.

Stock-based compensation
u.	Stock-based compensation

The Company accounts for share-based compensation in accordance with ASC 718-10. Under ASC 718-10, stock-based awards, including stock options and Restricted Share Units (“RSUs”), are recorded at fair value as of the grant date and recognized as expense over the employee’s, directors and consultants’ requisite service period (generally the vesting period) which the Company has elected to amortize on a straight-line basis. The Company recognizes share-based compensation expense over the requisite service period of the award, net of estimated forfeitures, and revised its estimates, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company uses historical data to estimate pre-vesting option forfeitures.

1)	With respect to stock options, the Company uses the Black-Scholes option-pricing model to determine the fair value of stock options. The determination of the fair value of stock-based payment awards on the date of grant using an option-pricing model is affected by the Company’s stock price as well as assumptions regarding number of complex and subjective variables. These variables include the estimated stock price volatility over the term of the awards; actual and projected employee stock option exercise behaviors, which is referred to as expected term; risk-free interest rate and expected dividends.

The expected term is calculated using the simplified method, as the Company has concluded that its historical share option exercise experience does not provide a reasonable basis to estimate the expected option term. The Company estimates the volatility of its common stock by using the volatility rates of its peer companies. The Company bases the risk-free interest rate used in its option-pricing models on U.S. Treasury zero-coupon issues with remaining terms similar to the expected term to maturity of its equity awards. The Company does not anticipate paying any cash dividends in the foreseeable future and therefore uses an expected dividend yield of zero in its option-pricing models.

2)	With respect to RSUs, the Company uses the stock market price as of the grant date to determine the fair value of such RSUs.

Concentrations of credit risk
v.	Concentrations of credit risk

Financial instruments that subject the Company to concentrations of credit risk consist primarily of cash, cash equivalents, investments in short-term deposits and trade accounts receivable. As of December 31, 2022, and 2021, the Company had cash and cash equivalents totaling $20,024 thousand and $56,791 thousand, respectively, as well as short-term deposits of $128,363 thousand and $117,568 thousand as of December 31, 2022, and 2021, respectively, which are deposited in major Israeli, U.S, Japanese, German and Chinese financial institutions. The Company’s management believes that these financial institutions are financially sound.

The Company extends different levels of credit to customers and does not require collateral deposits. As of December 31, 2022, and 2021, the Company did not have allowances for doubtful accounts.

Income tax
w.	Income taxes

The Company accounts for income taxes using the asset and liability approach, which requires the recognition of taxes payable or refundable for the current year and the deferred tax liabilities and assets for the future tax consequences of events that we have recognized in our financial statements or tax returns. The Company measures current and deferred tax liabilities and assets based on provisions of the relevant tax law. The Company records a valuation allowance to reduce its deferred tax assets to the net amount that the Company believes is more likely than not to be realized. The Company considers all available evidence, both positive and negative, including historical levels of income, expectations and risks associated with estimates of future taxable income, and ongoing tax planning strategies in assessing the need for a valuation allowance. The Company classifies interest and penalties relating to uncertain tax positions within income taxes.

Forfeiture shares
x.	Forfeiture shares

Shares issued to PTK’s sponsor that are subject to forfeiture (“Forfeiture Shares”) are evaluated as equity-linked contracts rather than as outstanding shares. In accordance with ASC 815-40, the Forfeiture Shares are not solely indexed to the Company’s Ordinary Shares and therefore were accounted for as a liability on the consolidated balance sheet at the Closing Date. This liability is subject to re-measurement at each balance sheet date until the contingency settlement, and any change in fair value is recognized in the Company’s statement of operations.

Public and Private Warrants
y.	Public and Private Warrants

The Company accounts for the warrants in accordance with the guidance contained in Accounting Standards Codification 815 (“ASC 815”), “Derivatives and Hedging”. Accordingly, both the Public and the Private Warrants are considered indexed to the entity’s own stock and are classified within equity.

New Accounting Pronouncements
z.	New Accounting Pronouncements

Recently adopted accounting pronouncements:

In February 2016, the FASB issued ASU No. 2016-02, Leases (“Topic 842”), which requires lessees to recognize operating and financing lease liabilities (“Lease Liabilities”) and corresponding right-of-use assets (“ROU Assets”) on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements.

We early adopted this standard along with all subsequent ASU clarifications and improvements that are applicable to us on January 1, 2022, using the modified retrospective transition approach by applying the new standard to all leases existing at the date of initial application and not restating comparative periods. Results and disclosure requirements for reporting periods beginning after January 1, 2022, are presented under Topic 842, while prior period amounts have not been adjusted and continue to be reported in accordance with our historical accounting policies.

The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease, respectively. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for in a manner similar to the accounting under existing guidance for operating leases today.

ASC 842 provides a number of optional practical expedients in transition, which permits the Company not to reassess its prior conclusions regarding lease identification, lease classification and initial direct costs under the new standard. The Company elected to utilize the available package of practical expedients permitted under the transition guidance within ASC 842 which does not require it to reassess the prior conclusions about lease identification, lease classification and initial direct costs.

Upon adoption of ASC 842, the Company recognized operating right-of-use assets of $4.9 million with corresponding operating lease liabilities on its consolidated balance sheet as of January 1, 2022. See Note 6 for further details.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (“Topic 740”): Simplifying the Accounting for Income Taxes, which is intended to simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. ASU No. 2019-12 is effective for the Company for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company adopted Topic 740 on January 1, 2022, and the impact was immaterial on the Company’s consolidated balance sheet and the consolidated statements of operations upon adoption.

Recently issued accounting pronouncements, not yet adopted:

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (“ASC 326”): Measurement of Credit Losses on Financial Instruments to introduce a new model for recognizing credit losses on financial instruments based on estimated current expected credit losses, or CECL. Under the new standard, an entity is required to estimate CECL on trade receivables at inception, based on historical information, current conditions, and reasonable and supportable forecasts. The guidance is effective for the Company for annual periods beginning after December 15, 2022, including interim periods within those fiscal years. Early application is permitted. The Company is currently evaluating the impact of adoption of the new standard on its consolidated financial statements. The adoption of this guidance will not have a significant impact on the Company’s consolidated financial statements.